Invested assets and net new money (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Invested Assets And Net New Money Tables [Line Items]
Invested assets and net new money
Invested assets and net new money
As of or for the year ended
USD bn 31.12.25 31.12.24
Fund assets managed by UBS 674 639
Discretionary assets 2,663 2,213
Other invested assets 3,668 3,235
Total invested assets
1
7,005 6,087
of which: double counts 598 503
Net new money
1,2
36 81
1 Includes the share of net new money and invested assets relating to associates in the Asset Management business division.
2 Includes double counts.

Development of invested assets
Development of invested assets
USD bn 2025 2024
Total invested assets at the beginning of the year
1,2
6,087 4,505
Net new money 36 81
Market movements
3
648 497
Foreign currency translation 274 (126)
Invested assets recognized upon the merger of Credit Suisse AG with UBS AG
4
1,153
Other effects (40) (23)
of which: acquisitions / (divestments) (4) (4)
Total invested assets at the end of the year
1,2
7,005 6,087
1 Includes the share of net new money and invested assets relating to associates in the Asset Management business division.
2 Includes double counts.
3 Includes interest and dividend income.
4 Invested assets
recognized upon the merger of UBS AG and Credit Suisse AG were measured and reported as of 31 May 2024, the merger effective date, in alignment with UBS AG’s
accounting policies.